Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document And Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38768
Entity Registrant Name	MDJM LTD
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Fernie Castle, Letham
Entity Address, City or Town	Cupar, Fife, KY15 7RU
Entity Address, Country	GB
Title of 12(b) Security	Ordinary Shares
Trading Symbol	MDJH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,675,216
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001741534
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Auditor Name	RBSM LLP
Auditor Firm ID	587
Auditor Location	New York, New York
Business Contact
Document And Entity Information
Contact Personnel Name	Siping Xu
City Area Code	44
Contact Personnel Fax Number	44-01337 829 349
Local Phone Number	01337 829 349
Contact Personnel Email Address	charlie.cai@mdjmjh.com